PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 39,675	$ 52,424	$ 78,039	$ 75,393	$ 163,799	$ 88,516